Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2017
Financial Risk Management
Schedule of Financial Assets and Liabilities

The following is the Group’s maximum exposure:

	December 31	December 31
Exposure	2017	2016
Amounts receivable	$487	$138
Restricted cash	757	–
Cash and cash equivalents	67,158	7,196
Total exposure	$68,402	$7,334

The exposure of the Group’s US dollar- denominated financial assets and liabilities to foreign exchange risk is as follows:

	December 31	December 31
	2017	2016
Financial assets:
Amounts receivable	$552	$326
Cash and cash equivalents and restricted cash	60,083	2,232
	60,635	2,558
Financial liabilities: Trade and other payables	(16,845)	(652)
Net financial (liabilities) assets exposed to foreign currency risk	$(43,790)	$1,906